Derivative Liabilities (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Total derivatives not designated as hedging instruments			$ 850,753
Conversion feature on Convertible Bond | Derivatives not designated as hedging instruments [Member] | Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total derivatives not designated as hedging instruments			$ 850,753